Certain risks and concentration (Details) - Supplier Concentration Risk - Purchases	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplier A
Certain risks and concentration
Concentration risk (as on percentage)	13.00%	22.00%
Supplier B
Certain risks and concentration
Concentration risk (as on percentage)		11.00%
Supplier C
Certain risks and concentration
Concentration risk (as on percentage)			21.00%
Supplier D
Certain risks and concentration
Concentration risk (as on percentage)			12.00%
Supplier E
Certain risks and concentration
Concentration risk (as on percentage)	10.00%
ZMI | Related Party
Certain risks and concentration
Concentration risk (as on percentage)	0.00%	0.00%	4.00%